Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Entity Central Index Key	0000803747
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000133820 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R6 Shares
Trading Symbol	JGVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R6 Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 14.70% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Growth Index returned 18.24% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocations to Lam Research and Alphabet detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Teradyne contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R6 Shares)	December 23, 2013	14.70%	11.70%	19.20%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Growth Index		18.24	13.17	18.13

Performance Inception Date	Dec. 23, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,367,408,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 102,247,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,367,408
Total number of portfolio holdings	101
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$102,247

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000073572 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R5 Shares
Trading Symbol	JGVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R5 Shares)	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 14.59% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Growth Index returned 18.24% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocations to Lam Research and Alphabet detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Teradyne contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R5 Shares)	January 8, 2009	14.59%	11.60%	19.08%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Growth Index		18.24	13.17	18.13

Performance Inception Date	Jan. 08, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,367,408,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 102,247,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,367,408
Total number of portfolio holdings	101
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$102,247

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000187976 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R4 Shares
Trading Symbol	JGTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R4 Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 14.42% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Growth Index returned 18.24% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocations to Lam Research and Alphabet detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Teradyne contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R4 Shares)	May 31, 2017	14.42%	11.43%	18.91%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Growth Index		18.24	13.17	18.13

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,367,408,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 102,247,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,367,408
Total number of portfolio holdings	101
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$102,247

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000187975 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R3 Shares
Trading Symbol	JGTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R3 Shares)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 14.14% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Growth Index returned 18.24% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocations to Lam Research and Alphabet detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Teradyne contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R3 Shares)	May 31, 2017	14.14%	11.14%	18.61%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Growth Index		18.24	13.17	18.13

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,367,408,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 102,247,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,367,408
Total number of portfolio holdings	101
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$102,247

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190884 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class R2 Shares
Trading Symbol	JGRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class R2 Shares)	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 13.86% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Growth Index returned 18.24% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocations to Lam Research and Alphabet detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Teradyne contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class R2 Shares)	July 31, 2017	13.86%	10.87%	18.31%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Growth Index		18.24	13.17	18.13

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,367,408,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 102,247,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,367,408
Total number of portfolio holdings	101
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$102,247

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033247 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class I Shares
Trading Symbol	JGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class I Shares)	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 14.45% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Growth Index returned 18.24% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocations to Lam Research and Alphabet detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Teradyne contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class I Shares)	May 1, 2006	14.45%	11.44%	18.91%
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Growth Index		18.24	13.17	18.13

Performance Inception Date	May 01, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,367,408,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 102,247,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,367,408
Total number of portfolio holdings	101
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$102,247

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000034442 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class C Shares
Trading Symbol	JGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class C Shares)	$159	1.49%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 13.57% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Growth Index returned 18.24% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocations to Lam Research and Alphabet detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Teradyne contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class C Shares)	May 1, 2006	12.57%	10.61%	18.14%
JPMorgan Growth Advantage Fund (Class C Shares) - excluding sales charge		13.57	10.61	18.14
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Growth Index		18.24	13.17	18.13

Performance Inception Date	May 01, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,367,408,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 102,247,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,367,408
Total number of portfolio holdings	101
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$102,247

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000012318 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Growth Advantage Fund
Class Name	Class A Shares
Trading Symbol	VHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Growth Advantage Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Growth Advantage Fund (Class A Shares)	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 14.15% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 3000 Growth Index returned 18.24% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s underweight allocations to Lam Research and Alphabet detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Teradyne contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Growth Advantage Fund (Class A Shares)	October 29, 1999	8.17%	9.96%	17.98%
JPMorgan Growth Advantage Fund (Class A Shares) - excluding sales charge		14.15	11.16	18.62
Russell 3000 Index		22.82	12.31	15.06
Russell 3000 Growth Index		18.24	13.17	18.13

Performance Inception Date	Oct. 29, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,367,408,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 102,247,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,367,408
Total number of portfolio holdings	101
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$102,247

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)